Investment Strategy - Patient Opportunity Trust	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally makes investments that, in the portfolio managers’ opinion, offer the opportunity for long-term growth of capital. The portfolio managers exercise a flexible strategy in the selection of investments, not limited by investment style or asset class. The investment strategy typically involves identifying instances where the Advisor believes the capital markets have mispriced investment opportunities and exploiting price discrepancies and inefficiencies in the market. The Fund may invest without limit in the common stock of U.S. and foreign issuers (including securities denominated in foreign currencies) of all sizes and in other U.S. and foreign securities, including emerging markets, and including: securities convertible into common stock; securities issued through private placements; preferred securities; warrants and rights; securities issued by investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies; U.S. government securities; securities issued by exchange-traded funds (“ETFs”); securities issued by real estate investment trusts (“REITs”) and other issuers that invest, deal, or otherwise engage in transactions in real estate; debt securities; sovereign debt; currencies; derivative instruments including options, futures, forward contracts, swaps (including buying and selling credit default swaps), caps, floors, collars, indexed securities, currency related derivatives; commodity-linked derivatives; and other instruments, including repurchase agreements. Further, the Fund may engage in short sales of securities and other instruments to a substantial degree both for speculative and hedging purposes. While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the investment selection decisions made pursuant to its strategy. The Fund may be significantly invested in the following sectors: communications services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.
The Advisor assesses a company’s competitive strategy, financial and managerial acumen, and valuation, and makes an investment decision based on an assessment of its expected value. The Advisor may sell an investment when (i) the investment reaches the
Advisor’s assessment of its fair value; (ii) an investment opportunity arises that offers, in the Advisor’s opinion, a higher risk-adjusted expected return; or (iii) the facts surrounding the Advisor’s assessment of the company change or are no longer applicable.
Subject to the requirements of the federal securities laws as to all Fund borrowing limitations, the Fund may also borrow money for investment purposes, in amounts up to 20% of the Fund’s net assets measured as of the time of the borrowing, which is a practice known as leveraging. The Fund may invest in debt and other securities of any credit rating, including rated below investment grade, commonly known as “junk” bonds or high yield bonds, and in unrated securities.
The Fund may seek investment exposure to cryptocurrency (i.e., Bitcoin or Ether) indirectly by investing up to 15% of the Fund’s net assets in exchange-traded products that are listed and traded on US exchanges (i.e., registered under the Securities Act of 1933) and invest primarily in such cryptocurrencies ("Cryptocurrency ETPs"). The cryptocurrencies are digital commodities that are not issued by a government, bank, or central organization. The cryptocurrencies exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded (the “Blockchain”). The cryptocurrencies have no physical existence beyond the record of transactions on the Blockchain. The Fund will not invest more than 15% of its net assets measured at the time of investment in Cryptocurrency ETPs.
Except as to the investment in Cryptocurrency ETPs, the Fund will not invest (i) directly in Bitcoin, Ether or any other type of cryptocurrency or (ii) indirectly through any cryptocurrency derivative instrument (e.g., Bitcoin futures). The Fund does not track the price movements of any cryptocurrency and the Fund will not invest in initial coin offerings (“ICOs”).
To gain exposure to cryptocurrency (through Cryptocurrency ETPs) and other non-cryptocurrency-related derivative investments, the Fund may invest up to 25% of its assets in a subsidiary that is wholly-owned by the Fund and organized under the laws of the Cayman Islands (the “subsidiary”). The Subsidiary pursues the same investment objective as the Fund. The Subsidiary invests primarily in Cryptocurrency ETPs, commodity futures and options and other commodity-linked derivative instruments, but it may also invest in financial futures, options, swaps, and fixed income securities, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary with the intent of gaining exposure to the cryptocurrency and commodities markets while meeting the requirements applicable to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
The Fund is non-diversified under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may seek investment exposure to cryptocurrency (i.e., Bitcoin or Ether) indirectly by investing up to 15% of the Fund’s net assets in exchange-traded products that are listed and traded on US exchanges (i.e., registered under the Securities Act of 1933) and invest primarily in such cryptocurrencies ("Cryptocurrency ETPs"). The cryptocurrencies are digital commodities that are not issued by a government, bank, or central organization. The cryptocurrencies exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded (the “Blockchain”). The cryptocurrencies have no physical existence beyond the record of transactions on the Blockchain. The Fund will not invest more than 15% of its net assets measured at the time of investment in Cryptocurrency ETPs.Except as to the investment in Cryptocurrency ETPs, the Fund will not invest (i) directly in Bitcoin, Ether or any other type of cryptocurrency or (ii) indirectly through any cryptocurrency derivative instrument (e.g., Bitcoin futures). The Fund does not track the price movements of any cryptocurrency and the Fund will not invest in initial coin offerings (“ICOs”). To gain exposure to cryptocurrency (through Cryptocurrency ETPs) and other non-cryptocurrency-related derivative investments, the Fund may invest up to 25% of its assets in a subsidiary that is wholly-owned by the Fund and organized under the laws of the Cayman Islands (the “subsidiary”).